Nature of the business, Assets acquired (Details) $ in Thousands						1 Months Ended		3 Months Ended
		Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	May 09, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Apr. 30, 2020 USD ($) MW	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)
Nature of the business [Abstract]
Investments carried under the equity method								$ 127,619	$ 139,925
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Ownership interest					51.00%
Equity value of agreed price					$ 24,500
Consideration payment advanced					$ 19,900
Interest rate					12.00%
Payment received through cash sweep mechanism							$ 7,800
Monterrey [Member]
Nature of the business [Abstract]
Gross capacity | MW		142
Acquisition purchase price		$ 42,000
Ownership percentage acquired		30.00%
Investments carried under the equity method		$ 17,000
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW			75
Installed capacity | MW				75
Investments carried under the equity method			$ 4,900	$ 4,900
ASI Operations LLC [Member]
Nature of the business [Abstract]
Acquisition purchase price		6,000
Investments carried under the equity method		$ 6,000
ATN2 [Member]
Nature of the business [Abstract]
Acquisition purchase price										$ 20,000
Atacama Desert [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Ownership percentage acquired						35.00%
Installed capacity | MW						58
Initial expected contribution						$ 5,000
Chile TL3 [Member]
Nature of the business [Abstract]
Ownership interest								100.00%
ATN [Member]
Nature of the business [Abstract]
Ownership interest	[1]							100.00%
Melowind [Member]
Nature of the business [Abstract]
Ownership interest								100.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Ownership interest								100.00%

[1]	Including the acquisition of ATN Expansion 1 & 2.